Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	38 Months Ended	60 Months Ended	62 Months Ended	100 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000223917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Core Fixed Income VIP Fund
C000169892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Core Plus Fixed Income VIP Fund
C000169895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Diversified Research VIP Fund
C000200218
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Global Utilities VIP Fund
C000169897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Growth & Income VIP Fund
C000219765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian All Cap Core VIP Fund
C000219766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Balanced Allocation VIP Fund
C000223918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Equity Income VIP Fund
C000219767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Select Mid Cap Core VIP Fund
C000219768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Small-Mid Cap Core VIP Fund
C000219769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Strategic Large Cap Core VIP Fund
C000169894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Integrated Research VIP Fund
C000169891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian International Equity VIP Fund
C000169900
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian International Growth VIP Fund
C000169893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Large Cap Disciplined Growth VIP Fund
C000169896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Large Cap Disciplined Value VIP Fund
C000169890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Large Cap Fundamental Growth VIP Fund
C000169899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Mid Cap Relative Value VIP Fund
C000169898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Mid Cap Traditional Growth VIP Fund
C000200219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Multi-Sector Bond VIP Fund
C000223919
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Short Duration Bond VIP Fund
C000200216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Small Cap Core VIP Fund
C000200220
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Total Return Bond VIP Fund
C000200221
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian U.S. Government Securities VIP Fund
Without Sales Load [Member] | C000223917
Average Annual Return [Line Items]
Average Annual Return, Percent	1.48%	1.08%
Without Sales Load [Member] | C000169892
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%			(0.06%)		0.87%
Without Sales Load [Member] | C000169895
Average Annual Return [Line Items]
Average Annual Return, Percent	25.89%			14.77%		14.79%
Without Sales Load [Member] | C000200218
Average Annual Return [Line Items]
Average Annual Return, Percent	17.74%			7.39%	7.65%
Without Sales Load [Member] | C000169897
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%			8.98%		10.22%
Without Sales Load [Member] | C000219765
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%		7.23%
Without Sales Load [Member] | C000219766
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	9.35%
Without Sales Load [Member] | C000223918
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%	7.51%
Without Sales Load [Member] | C000219767
Average Annual Return [Line Items]
Average Annual Return, Percent	12.43%		3.94%
Without Sales Load [Member] | C000219768
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%		0.84%
Without Sales Load [Member] | C000219769
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%		9.49%
Without Sales Load [Member] | C000169894
Average Annual Return [Line Items]
Average Annual Return, Percent	25.85%			13.51%		12.64%
Without Sales Load [Member] | C000169891
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%			2.46%		3.87%
Without Sales Load [Member] | C000169900
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%			4.50%		6.47%
Without Sales Load [Member] | C000169893
Average Annual Return [Line Items]
Average Annual Return, Percent	28.84%			15.51%		16.58%
Without Sales Load [Member] | C000169896
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%			10.38%		10.60%
Without Sales Load [Member] | C000169890
Average Annual Return [Line Items]
Average Annual Return, Percent	30.08%			14.99%		15.47%
Without Sales Load [Member] | C000169899
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%			8.96%		9.55%
Without Sales Load [Member] | C000169898
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%			9.08%		12.04%
Without Sales Load [Member] | C000200219
Average Annual Return [Line Items]
Average Annual Return, Percent	1.48%			(0.91%)	(0.82%)
Without Sales Load [Member] | C000223919
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%	2.39%
Without Sales Load [Member] | C000200216
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%			3.72%	5.73%
Without Sales Load [Member] | C000200220
Average Annual Return [Line Items]
Average Annual Return, Percent	1.80%			(0.85%)	(0.76%)
Without Sales Load [Member] | C000200221
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%			(0.06%)	(0.06%)
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	1.23%
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)		0.86%
Guardian Life Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Average Annual Return, Percent	25.02%			14.53%		14.69%
Guardian Life Index: MSCI® EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%			4.73%	5.68%
Guardian Life Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%			14.28%		14.47%
Guardian Life Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		29.71%
Guardian Life Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Average Annual Return, Percent	25.02%	15.73%
Guardian Life Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%	15.40%
Guardian Life Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		29.71%
Guardian Life Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%		29.71%
Guardian Life Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Average Annual Return, Percent	25.02%		35.32%
Guardian Life Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Average Annual Return, Percent	25.02%			14.53%		14.69%
Guardian Life Index: MSCI® EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%			4.73%		6.24%
Guardian Life Index: MSCI® EAFE® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%			4.73%		6.24%
Guardian Life Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%			14.28%		14.47%
Guardian Life Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%			14.28%		14.47%
Guardian Life Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	24.51%			14.28%		14.47%
Guardian Life Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%			13.86%		14.11%
Guardian Life Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%			13.86%		14.11%
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)	(0.21%)
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	1.23%
Guardian Life Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%			13.86%	14.98%
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)	(0.21%)
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%			(0.33%)	(0.21%)
Guardian Life Index: MSCI ACWI/Utilities NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Utilities Index
Average Annual Return, Percent	11.82%			4.11%	4.39%
Guardian Life Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%			8.68%		9.52%
Guardian Life Index: 65-35 S&P Barcap Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)
Average Annual Return, Percent	16.26%	10.63%
Guardian Life Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	1.23%
Guardian Life Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%	9.00%
Guardian Life Index: S&P MidCap 400 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor's MidCap 400 Index
Average Annual Return, Percent	13.93%		17.00%
Guardian Life Index: Russell 2500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	12.00%		5.59%
Guardian Life Index: MSCI® EAFE® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index
Average Annual Return, Percent	2.05%			4.00%		6.33%
Guardian Life Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	33.36%			18.96%		18.86%
Guardian Life Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	14.37%			8.68%		9.52%
Guardian Life Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	33.36%			18.96%		18.86%
Guardian Life Index: Russell Mid Cap Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	13.07%			8.59%		8.84%
Guardian Life Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.10%			11.47%		13.09%
Guardian Life Index: Bloomberg US Government/Credit 1-3 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit 1-3 Year Total Return Index
Average Annual Return, Percent	4.36%	3.09%
Guardian Life Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	11.54%			7.40%	8.71%
Guardian Life Index: Bloomberg US Intermediate Government/Mortgage Total Return Indexx
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Government/Mortgage Total Return Index
Average Annual Return, Percent	1.90%			(0.06%)	0.02%